16 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of statement of financial position details
	December 31, 2020				December 31, 2019
	Cost	Accumulated depreciation	Net	Depreciation average rate	Cost	Accumulated depreciation	Net	Depreciation average rate
Land	94,213	-	94,213	-	92,962	-	92,962	-
Buildings	86,860	(41,513)	45,347	2.1%	82,143	(40,438)	41,705	2.1%
Equipment	372,103	(271,087)	101,016	14.8%	402,850	(250,577)	152,273	16.3%
Transportation equipment	10,319	(7,350)	2,969	9.9%	8,946	(6,962)	1,984	9.9%
Furniture and fixtures	31,232	(13,813)	17,419	6.7%	31,365	(13,146)	18,219	6.7%
Other	7,618	(331)	7,287	4.9%	7,559	(309)	7,250	5.0%
Total	602,345	(334,094)	268,251	11.2%	625,825	(311,432)	314,393	12.5%

Schedule of changes in property, plant, and equipment
	December 31, 2019	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2020
Land	92,962	-	1,251	-	-	94,213
Buildings	41,705	5,430	(713)	-	(1,075)	45,347
Equipment	152,273	26,055	(49,188)	(174)	(27,950)	101,016
Transportation equipment	1,984	298	1,351	-	(664)	2,969
Funiture and fixtures	18,219	4,087	(3,712)	(103)	(1,072)	17,419
Other	7,250	6,537	(6,446)	-	(54)	7,287
Total	314,393	42,407	(57,457)	(277)	(30,815)	268,251

	December 31, 2018	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2019
Land	92,979	-	(17)	-	-	92,962
Buildings	40,125	3,497	15	-	(1,932)	41,705
Equipment	116,086	63,216	3,149	(429)	(29,749)	152,273
Transportation equipment	3,473	308	(1,117)	(2)	(678)	1,984
Furniture and fixtures	13,578	5,266	734	(162)	(1,197)	18,219
Other	1,371	5,872	66	-	(59)	7,250
Total	267,612	78,159	2,830	(593)	(33,615)	314,393

	December 31, 2017	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2018
Land	92,507	-	472	-	-	92,979
Buildings	42,360	73	-	-	(2,308)	40,125
Equipment	103,803	46,473	986	(81)	(35,095)	116,086
Transportation equipment	3,680	589	-	-	(796)	3,473
Furniture and fixtures	11,816	2,972	-	(27)	(1,183)	13,578
Other	884	538	-	-	(51)	1,371
Total	255,050	50,645	1,458	(108)	(39,433)	267,612